Shareholder Fees - FidelitySeriesBondIndexFund-PRO	Oct. 30, 2023 USD ($)
FidelitySeriesBondIndexFund-PRO | Fidelity Series Bond Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none